Cover	Feb. 24, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	MAGNITE, INC.
Document Period End Date	Feb. 24, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36384
Entity Tax Identification Number	20-8881738
Entity Address, Address Line One	12181 Bluff Creek Drive, 4th Floor
Entity Address, Postal Zip Code	90094
Entity Address, State or Province	CA
Entity Address, City or Town	Los Angeles,
City Area Code	310
Local Phone Number	207-0272
Security Exchange Name	NASDAQ
Trading Symbol	MGNI
Title of 12(b) Security	Common stock, par value $0.00001 per share
Written Communications	false
Entity Central Index Key	0001595974
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false